27. Share-based payments (Details 3) - Restricted shares plan [member]	12 Months Ended
Dec. 31, 2020 shares
Restricted shares [Roll forward]
Restricted shares outstanding as beginning	1,533,996
Restricted shares granted	801,311
Shares transferred	(1,182,356) [1]
Restricted shares cancelled and adjustments in estimated expired rights	50,532
Restricted shares outstanding as ending	1,203,483

[1]	During the fiscal year ended on December 31, 2020, the Company transferred 1,182,356 shares via equity instruments (treasury shares).